SUBSEQUENT EVENTS (Details Narrative)		12 Months Ended
	Apr. 27, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Apr. 03, 2023 shares	Mar. 31, 2023 shares	Jan. 03, 2023 shares	Jan. 13, 2022 shares
IfrsStatementLineItems [Line Items]
Number of common shares issued					37,892,659	6,727	40,983
Number of shares granted		895,000
Options exercise price | $ / shares		$ 1.16
Director [Member]
IfrsStatementLineItems [Line Items]
Number of shares granted		10,000	240,000
Events occurring after reporting date [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued				6,727
Number of shares granted	43,847
Events occurring after reporting date [member] | Director [Member]
IfrsStatementLineItems [Line Items]
Number of shares granted	10,000
Options exercise price | $ / shares	$ 3.82